Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Open Tax Year	2011
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Open Tax Year	2011
Foreign Tax Authority [Member] | Earliest Tax Year [Member] | Australian Taxation Office [Member]
Open Tax Year	2013
Income Taxes Receivable, Current	$ 733,000	$ 108,000	$ 193,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 1,200,000	$ 1,300,000